Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Environmental reserves

	2012	2011	2010

	(In thousands)

Balance at beginning of period	$1,747	$1,450	$--
Charged to costs and expenses	(225)	--	--
Acquisition-related additions	--	968	1,450
Payments	(471)	(671)	--

Balance at end of period	$1,051	$1,747	$1,450

Minimum balances attributable to net working interest

June 30, 2013	$ 64,170
June 30, 2014	$ 68,310
June 30, 2015	$ 72,450
June 30, 2016	$ 76,590
December 31, 2016	$ 78,660

Gross held-to-maturity investments

Investment	Amortized Cost	Unrealized Gain (Loss)	Fair Market Value

U.S. Bank Money Market Cash Equivalent	$73,485	$--	$73,485
U.S. Government Treasury Note, maturity of March 31, 2013, and 2.50% coupon	22,128	71	22,199
U.S. Government Treasury Note, maturity of March 31, 2014, and 1.75% coupon	23,013	499	23,512

Less: Outside working interest owners share	(57,237)	(275)	(57,512)

	$61,389	$295	$61,684

Lease Obligations

	Payment or Settlement due by Period
Lease Obligations	Total	2013	2014	2015	2016	2017	Thereafter

	(In thousands)

Operating leases	$4,678	$917	$824	$503	$340	$190	$1,904